Note 23 - Stock-Based Compensation (Details) - Liability and Expense Related to MTIP Plans: (USD $)	12 Months Ended
	Oct. 31, 2013		Oct. 31, 2012		Oct. 31, 2011
Note 23 - Stock-Based Compensation (Details) - Liability and Expense Related to MTIP Plans: [Line Items]
Liability	$ 258,000	[1]	$ 195,000	[1]
(Income) Expense	61,000	[2]	(57,000)	[2]	(197,000)	[2]
2006 MTIP Plan[Member]
Note 23 - Stock-Based Compensation (Details) - Liability and Expense Related to MTIP Plans: [Line Items]
Liability	258,000	[1]	195,000	[1]
(Income) Expense	$ 61,000	[2]	$ (57,000)	[2]	$ (197,000)	[2]

[1]	The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 12).
[2]	The MTIP expense (income) for the year ended October 31, 2013 is $0.1 million (2012 - $(0.1) million; 2011 - $(0.2) million), which is included in selling, general and administration expenses.